Other Liabilities - Additional Information (Detail) R$ in Thousands		12 Months Ended
		Dec. 31, 2020 BRL (R$) Employees	Dec. 31, 2019 BRL (R$) Employees
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment healthcare plans	[1]	R$ 783,184	R$ 98,792
Deferred revenue from performance obligations with customers	[2]	422,353	76,250
Avon [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment healthcare plans		648,990
Deferred revenue from performance obligations with customers		318,686
Administrative expenses		R$ 143,112
Average duration of the defined benefit plan obligation		9 years 1 month 17 days
Natura Cosmticos SA [Member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment healthcare plans		R$ 134,194	R$ 98,792
Deferred revenue from performance obligations with customers		R$ 103,667
Weighted average of life expectancy after retirement		19 years 9 months 18 days	20 years 9 months 18 days
Number of active employees | Employees		1,064	1,175
Number of retired and dependent employees. | Employees		537	477
Actuarial assumption of initial level of growth in medical cost.		3.75%
Actuarial assumption of discount rates		7.39%	7.02%
Actuarial gains (loss)		R$ 3,891

[1]	As of December 31, 2020, Avon's pension and post-retirement plans amounts to R$ 648,990 and Natura's post-employment healthcare plans amounts to R$ 134,194 (R$ 98,792 as of December 31, 2019).
[2]	Refers to the deferral of revenue related performance obligations of loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct selling consultants, of which R$ 318,686 related Avon and R$ 103,667 related to Natura.